Note Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions
Net Income	$ 895,344	$ (313,490)	$ 599,327
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	241,478	263,369	602,563
Net accretion of discounts and amortization of premiums and deferred fees	(73,496)	278,576	(79,004)
Earnings from investments under the equity method	(24,373)	(39,578)	(42,873)
Deferred income tax (benefit) expense	(519,128)	43,512	(288,754)
(Gain) loss on:
Sale and valuation adjustments of investment securities	(141)	870	(2,110)
Sale of stock in equity method investee	0	0	(416,113)
Net (increase) decrease in:
Trading securities	1,083,683	1,105,374	1,430,835
Net increase (decrease) in:
Interest payable	528	(707)	(2,466)
Other liabilities	(72,980)	30,937	(26,952)
Total adjustments	(225,209)	1,186,492	219,978
Net cash (used in) provided by operating activities	670,135	873,002	819,305
Cash flows from investing activities:
Net (increase) decrease in money market investments	(357,706)	(963,933)	227,127
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	1,362,712	1,722,650	1,823,474
Other	46,341	92,752	181,784
Proceeds from the sale of investment securities available-for-sale	96,760	310,210	5,438
Capital Contribution Subsidiaries			0
Return Of Capital From Wholly Owned Subsidiaries	0
Return of capital from equity method investments	13,329	0	491
Proceeds from sale of stock in equity method investee	0	0	481,377
Acquisition of premises and equipment	(62,656)	(51,046)	(38,573)
Proceeds from sale of:
Premises and equipment	12,880	14,337	10,090
Net cash (used in) provided by investing activities	238,339	25,452	302,999
Net increase (decrease) in:
Payments of notes payable	(737,889)	(1,059,290)	(332,031)
Proceeds From Notes Payable	277,398	781,905	106,739
Proceeds from issuance of common stock	6,226	5,394	6,860
Dividends paid	(19,257)	(3,723)	(3,723)
Repurchase of TARP related warrants	0	(3,000)	0
Net payments for repurchase of common stock	(1,984)	(3,236)	(437)
Net cash (used in) provided by financing activities	(925,895)	(940,570)	(1,138,456)
Net (decrease) increase in cash and due from banks	(17,421)	(42,116)	(16,152)
Cash and due from banks at beginning of period	381,095	423,211	439,363
Cash and due from banks at end of period	363,674	381,095	423,211
Popular, Inc. Holding Co.
Condensed Financial Statements, Captions
Net Income	895,344	(313,490)	599,327
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(890,165)	(171,998)	(196,886)
Provision for loan losses	35	(200)	398
Net accretion of discounts and amortization of premiums and deferred fees	2	404,461	30,467
Earnings from investments under the equity method	(13,710)	(12,291)	(17,308)
Deferred income tax (benefit) expense	(186)	8,203	(10,937)
(Gain) loss on:
Sale and valuation adjustments of investment securities	0	0	(2,110)
Sale of stock in equity method investee	0	0	(416,113)
Net (increase) decrease in:
Trading securities	(380)	(288)	(94)
Other assets	8,781	4,736	7,747
Net increase (decrease) in:
Interest payable	0	7,066	2,704
Other liabilities	(5,622)	(180)	(5,507)
Total adjustments	(901,245)	239,509	(607,639)
Net cash (used in) provided by operating activities	(5,901)	(73,981)	(8,312)
Cash flows from investing activities:
Net (increase) decrease in money market investments	(242,457)	(1,026)	(147)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	0	0	35,000
Other	0	1,000	0
Proceeds from the sale of investment securities available-for-sale	0	0	5,438
Capital Contribution Subsidiaries	0	(100,000)	(272,500)
Net decrease (increase) in advances to subsidiaries and affiliates	53,769	465,731	(234,014)
Net (originations) repayments on other loans	24	(279)	269
Return Of Capital From Wholly Owned Subsidiaries	203,000	210,000	0
Return of capital from equity method investments	11,500	0	0
Proceeds from sale of stock in equity method investee	0	0	481,377
Acquisition of premises and equipment	(1,079)	(1,075)	(352)
Proceeds from sale of:
Premises and equipment	9	48	33
Net cash (used in) provided by investing activities	24,766	574,399	15,104
Net increase (decrease) in:
Payments of notes payable	0	(936,000)	0
Proceeds From Notes Payable	0	450,000	0
Proceeds from issuance of common stock	6,226	5,394	6,860
Dividends paid	(19,257)	(3,723)	(3,723)
Repurchase of TARP related warrants	0	(3,000)	0
Net payments for repurchase of common stock	(1,984)	(3,236)	(437)
Net cash (used in) provided by financing activities	(15,015)	(490,565)	2,700
Net (decrease) increase in cash and due from banks	3,850	9,853	9,492
Cash and due from banks at beginning of period	20,448	10,595	1,103
Cash and due from banks at end of period	$ 24,298	$ 20,448	$ 10,595